Condensed Consolidated Balance Sheets (Parentheticals) (Unaudited) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Common stock subject to possible redemption, par value	$ 0.001	$ 0.001	$ 0.001
Common stock subject to possible redemption, shares issued	60,000	60,000	0
Common stock subject to possible redemption, shares outstanding	60,000	60,000	0
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	190,000,000	190,000,000	190,000,000
Common stock, shares issued	5,091,391	5,091,391	5,091,391
Common stock, shares outstanding	5,091,391	5,091,391	5,091,391
Series B
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized		1,250,000	1,250,000
Preferred stock, shares designated	1,250,000	1,250,000
Preferred stock, shares issued	200,000	200,000	0
Preferred stock, shares outstanding	200,000	200,000	0
Preferred stock, liquidation value		$ 800,000	$ 800,000
Series C
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares designated	1,250,000	1,250,000
Preferred stock, shares issued	688,250	0
Preferred stock, shares outstanding	688,250	0
Preferred stock, liquidation value	$ 2,753,000
Series X
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000	5,000	5,000
Preferred stock, shares issued	5,000	5,000	5,000
Preferred stock, shares outstanding	5,000	5,000	5,000